Consolidated Statements of Financial Position - EUR (€)	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Non-current assets
Intangible assets	€ 96,968,000	[1]	€ 84,529,000	[2]	€ 46,192,000
Property and equipment	11,672,000	[1]	10,216,000	[2],[3]	10,729,000	[3]
Non-current financial assets	37,005,000	[1]	35,181,000	[2]	60,469,000
Other non-current assets	89,000	[1]	86,000	[2]	111,000
Trade receivables and other - non-current	16,737,000	[1]		[2]
Deferred tax assets	1,286,000	[1]	1,561,000	[2]
Total non-current assets	163,756,000	[1]	131,574,000	[2]	117,501,000
Current assets
Cash and cash equivalents	202,887,000	[1],[4]	152,314,000	[2],[5]	99,367,000	[5]
Short-term investments	15,978,000	[1]	15,217,000	[2]	16,743,000
Trade receivables and other - current	18,740,000	[1]	152,112,000	[2]	21,412,000
Total current assets	237,605,000	[1]	319,643,000	[2]	137,521,000
TOTAL ASSETS	401,361,000	[1]	451,216,000	[2]	255,023,000
Shareholders' equity
Share capital	3,941,281.05		3,197,000	[2]	2,880,000
Share premium	369,617,000	[1]	299,932,000	[2]	234,874,000
Retained earnings	(134,912,000)	[1]	(138,939,000)	[2]	(103,595,000)
Other reserves	(472,000)	[1]	(1,099,000)	[2]	180,000
Profit (loss)	(20,759,000)	[1],[4],[6]	3,049,000	[2],[5],[7]	(48,385,000)
Total shareholders’ equity	217,416,000	[1]	167,240,000	[2]	85,956,000
Non-current liabilities
Collaboration liabilities – non-current portion		[1]	10,669,000	[2]
Financial liabilities – non-current portion	16,593,000	[1]	3,172,000		4,521,000
Defined benefit obligations	3,760,000	[1]	3,697,000	[2]	2,621,000
Deferred revenue – non-current portion	40,342,000	[1]	68,098,000	[2]	87,005,000
Provisions – non-current portion	142,000	[1]	38,000	[2]	1,012,000
Deferred tax liabilities	1,286,000	[1]	1,561,000	[2]
Total non-current liabilities	62,123,000	[1]	87,238,000	[2]	95,158,000
Current liabilities
Trade payables and others	49,504,000	[1]	91,655,000	[2]	24,657,000
Collaboration liabilities – current portion	21,304,000	[1]	20,987,000	[2]
Financial liabilities – current portion	2,130,000	[1]	1,347,000	[2]	1,343,000
Deferred revenue – current portion	48,770,000	[1]	82,096,000	[2]	47,909,000
Provisions – current portion	114,000	[1]	652,000	[2]
Total current liabilities	121,822,000	[1]	196,737,000	[2]	73,909,000
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	€ 401,361,000	[1]	€ 451,216,000	[2]	€ 255,023,000

[1]	The consolidated financial statements as of and for the year ended December 31, 2019 reflect the impacts of the adoption of IFRS 16 that became applicable on January 1, 2019. The Company applied the modified retrospective transition method. As a consequence, the comparative consolidated financial information as of and for the years ended December 31, 2017 and 2018 have not been restated. See Note 2.f for more details on the impact of the transition.
[2]	The consolidated financial statements as of and for the year ended December 31, 2018 include the impacts of the first application of IFRS 9 and IFRS 15 standards that became applicable on January 1, 2018. The comparative consolidated financial information as of and for the year ended December 31, 2017 has not been restated. See Note 2.d and 2.e for more details on transition measures.
[3]	(3) Includes assets under finance-lease agreements as broken down below: As of December 31, (in thousands of euro) 2018 2017 Land and building 6,633 6,633 Accumulated depreciation (3,343) (3,052) Net book value of lands and buildings 3,290 3,581 Equipment 3,675 3,675 Accumulated depreciation (2,035) (1,771) Net book value of equipment 1,640 1,904
[4]	The consolidated financial statements as of and for the year ended December 31, 2019 reflect the impacts of the adoption of IFRS 16 that became applicable on January 1, 2019. The Company applied the modified retrospective transition method. As a consequence, the comparative consolidated financial information as of and for the years ended December 31, 2017 and 2018 have not been restated. See Note 2.f for more details on the impact of the transition.
[5]	The consolidated financial statements as of and for the year ended December 31, 2018 include the impacts of the first application of IFRS 9 and IFRS 15 standards that became applicable on January 1, 2018. The comparative consolidated financial information as of and for the year ended December 31, 2017 have not been restated. See Note 2.d and 2.e for more details on transition measures.
[6]	The consolidated financial statements as of and for the year ended December 31, 2019 reflect the impacts of the adoption of IFRS 16 that became applicable on January 1, 2019. The Company applied the modified retrospective transition method. As a consequence, the comparative consolidated financial information as of and for the years ended December 31, 2017 and 2018 have not been restated. See Note 2.f for more details on the impact of the transition.
[7]	The consolidated financial statements as of and for the year ended December 31, 2018 include the impacts of the first application of IFRS 9 and IFRS 15 standards that became applicable on January 1, 2018. The comparative consolidated financial information as of and for the year ended December 31, 2017 have not been restated. See Note 2.d and 2.e for more details on transition measures.